Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Prepayments and accrued income	$ 8,715			$ 7,929
Settlement accounts	13,957
Cash collateral and margin receivables	33,202
Assets held for sale	735			781
Bullion	13,753			13,128
Endorsements and acceptances	9,623			9,750
Reinsurers' share of liabilities under insurance contracts	2,506			2,471
Employee benefit assets	7,934			8,752
Property, plant and equipment	10,060			10,027
Other accounts	10,086			14,353
Prepayments, accrued income and other assets	110,571	$ 114,777		67,191
Disclosure of financial assets [line items]
Financial assets at amortised cost	404,111			384,280
Prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 74,151			$ 30,431

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.